FORM 13F COVER PAGE

"Report for the Quarter ended: December 31, 2009"

Check here if Amendment [   ] ; Amendment Number:
This Amendment (Check only one.):
  [   ] is a restatement.
  [   ] added new holdings entries.

Institutional Investment Manager Filing this report:

Name: Ruffer LLP
Address: 80 Victoria Street
              London SW1E 5JL
              United Kingdom

Form 13F File Number: 028-12772

The institutional investment manager filing this report and the person by whom it is signed hereby respresent that the "person signing the report is authorized to submit it, that "
"all information contained herein is true, correct and"
"complete, and that it is understood that all required"
"items, statements, schedules, lists, and tables, are " considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Louise Stanway
Title: Compliance Officer
Phone: 00 44 20 7963 8146

"Signature, Place and Date of Signing:"

"Louise Stanway, London United Kingdom, January 13, 2009"

[ x ] 13F HOLDINGS REPORT. (Check here is all holdings of
 this reporting manager are reporting in this report.)
[   ] 13F NOTICE. (Check here if no holdings reported are in
" this report, and all holdings are reported by other " reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the
 holdings for this reporting manager are reported in this report & a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

FORM 13F SUMMARY

Report Summary:

Number of Other Included Managers: None
Form 13F Information Table Entry Total: 57
"Form 13F Information Table Value Total: $765,397 (thousands)"

FORM 13F INFORMATION TABLE

AMGEN INC	COM	031162100	1535	27130	SH		SOLE		27130
ANNALY CAP MGMT INC	COM	035710409	9415	542575	SH		SOLE		542575
ARCH CAP GROUP LTD	ORD	G0450A105	200	2800	SH		SOLE		2800
AUTOMATIC DATA PROCESSING IN	COM	053015103	3212	75000	SH		SOLE		75000
BARRICK GOLD CORP	COM	067901108	14051	356050	SH		SOLE		356050
BERKSHIRE HATHAWAY INC DEL	CL A	084670108	9321	94	SH		SOLE		94
Burlington NORTHN SANTA FE	COM	12189T104	11600	117615	SH		SOLE		117615
CENOVUS ENERGY INC	COM	15135U109	839	33253	SH		SOLE		33253
CHIMERA INVT CORP	COM	16934Q109	4690	1206500	SH		SOLE		1206500
Chunghwa Telecom	SPONS ADR NEW	17133Q304	1666	89805	SH		SOLE		89805
CISCO SYS INC	COM	17275R102	218	9090	SH		SOLE		9090
Clean Deisel Tech	COM NEW	18449C302	1782	1196561	SH		SOLE		1196561
COMCAST CORP NEW	CL A	20030N101	3373	200000	SH		SOLE		200000
CONOCOPHILLIPS	COM	20825C104	73085	1431668	SH		SOLE		1431668
CREXUS INVT CORP	COM	226553105	8241	591000	SH		SOLE		591000
DELL INC	COM	24702R101	1721	120000	SH		SOLE		120000
DEVON ENERGY CORP NEW	COM	25179M103	882	12000	SH		SOLE		12000
DRDGOLD LIMITED	SPON ADR NEW	26152H301	233	34015	SH		SOLE		34015
EBAY INC	COM	278642103	1035	44000	SH		SOLE		44000
ELECTRONIC ARTS INC	COM	285512109	710	40000	SH		SOLE		40000
ENCANA CORP	COM	292505104	1007	31053	SH		SOLE		31053
ESCO TECHNOLOGIES INC	COM	296315104	933	26000	SH		SOLE		26000
EXELON CORP	COM	30161N101	977	20000	SH		SOLE		20000
EXTERRAN HOLDINGS 	COM           	30225X103	858	40000	SH		SOLE		40000
EXXON MOBIL CORP	COM	30231G102	305	4473	SH		SOLE		4473
FOOT LOCKER INC	COM	344849104	1394	125000	SH		SOLE		125000
GENERAL ELECTRIC CO	COM	369604103	2164	143150	SH		SOLE		143150
Gold Fields Ltd New	SPONSORED ADR	38059T106	9015	686850	SH		SOLE		686850
GRANITE CONSTR INC	COM	387328107	1516	45000	SH		SOLE		45000
JOHNSON & JOHNSON	COM	478160104	120957	1879133	SH		SOLE		1879133
KIMBERLY CLARK CORP	COM	494368103	241	3780	SH		SOLE		3780
KRAFT FOODS INC	CL A	50075N104	153280	5639528	SH		SOLE		5639528
KROGER CO	COM	501044101	68189	3319845	SH		SOLE		3319845
MARSH & MCLENNAN COS INC	COM	571748102	313	14152	SH		SOLE		14152
MARTIN MARIETTA MATLS INC	COM	573284106	982	11000	SH		SOLE		11000
MCDONALDS CORP	COM	580135101	468	7500	SH		SOLE		7500
MEDTRONIC INC	COM	585055106	50320	1144425	SH		SOLE		1144425
MGT CAPITAL INVTS INC	COM	55302P103	47	135000	SH		SOLE		135000
MOHAWK INDS INC	COM	608190104	953	20000	SH		SOLE		20000
NEWMONT MINING CORP	COM	651639106	4829	102040	SH		SOLE		102040
NRG ENERGY INC	COM NEW	629377508	1890	80000	SH		SOLE		80000
PEPSICO INC	COM	713448108	426	7000	SH		SOLE		7000
PFIZER INC	COM	717081103	31474	1729422	SH		SOLE		1729422
PHILIP MORRIS INTL INC	COM	718172109	29815	619035	SH		SOLE		619035
PITNEY BOWES INC	COM	724479100	1024	45000	SH		SOLE		45000
Powershs DB Multi Sect	DB Agricult	73936B408	1586	60000	SH		SOLE		60000
RACKSPACE HOSTING 	COM 	750086100	375	18000	SH		SOLE		18000
REDWOOD TR INC	COM	758075402	6216	430000	SH		SOLE		430000
ROYAL DUTCH SHELL PLC	SPON ADR B	780259107	401	6895	SH		SOLE		6895
RRI ENERGY INC	COM	74971X107	744	130000	SH		SOLE		130000

SCHLUMBERGER LTD	COM	806857108	260	4000	SH		SOLE		4000
TEXAS INSTRS INC	COM	882508104	70433	2704330	SH		SOLE		2704330
VODAFONE GROUP PLC NEW	SPONS ADR NEW	92857W209	883	38237	SH		SOLE		38237
VULCAN MATLS CO	COM	929160109	1581	30000	SH		SOLE		30000
WALGREEN CO	COM	931422109	3211	87500	SH		SOLE		87500
WAL MART STORES INC	COM	931142103	47872	895720	SH		SOLE		895720
YAHOO INC	COM	984332106	2182	130000	SH		SOLE		130000